Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of allowance for doubtful accounts

(in thousands)	Fair Value
Allowance for doubtful accounts as of December 31, 2019	$—
Additions (recoveries)	576
Deductions – write offs	—
Allowance for doubtful accounts as of December 31, 2020	$576
Additions (recoveries)	(54)
Deductions – write offs	(82)
Allowance for doubtful accounts as of December 31, 2021	$440

Schedule of useful life for property and equipment

Property and Equipment	Estimated Useful Life
Software	3 years
Machinery and equipment	3 – 5 years
Furnitures and fixtures	5 – 7 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term